Note 4(a) - Advances for Vessels Acquisitions - Under Construction - Advances for Vessels Acquisitions Under Construction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 31,654	$ 12,241
— Advances paid	119,656	117,203
— Capitalized expenses	5,915	3,509
— Transferred to Vessels, net	(126,646)	(76,959)
— Transferred to Assets held for sale		(24,340)
Balance	$ 30,579	$ 31,654